Real Estate Facilities (Tables)	12 Months Ended
Dec. 31, 2024
Summary of Activity in Real Estate Facilities
The following summarizes the activity in real estate facilities during the years ended December 31, 2024 and 2023 (in thousands):

Real estate facilities
Balance at December 31, 2022	$1,887,206
Acquisitions	23,697
Impact of foreign exchange rate changes and other	4,342
Improvements and additions	9,501

Balance at December 31, 2023	1,924,746
Acquisitions	180,559
Casualty loss (1)	(6,541)
Impact of foreign exchange rate changes and other	(16,374)
Improvements and additions	8,806

Balance at December 31, 2024	$2,091,196

Accumulated depreciation
Balance at December 31, 2022	$(202,683)
Depreciation expense	(52,620)
Impact of foreign exchange rate changes	(541)

Balance at December 31, 2023	(255,844)
Casualty loss (1)	1,913
Depreciation expense	(53,975)
Impact of foreign exchange rate changes and other	2,774

Balance at December 31, 2024	$(305,132)

(1)
Hurricane Helene caused record flooding in late September 2024 in Asheville, North Carolina. One of our 14 wholly-owned properties in this market was severely flooded. As a result of the flooding and related damage, we recorded a net casualty loss related to the flooded property of approximately $4.6 million during the year ended December 31, 2024, to write-off
the carrying value. We expect to rebuild and therefore we believe it is probable that we will receive insurance proceeds to offset the casualty loss and we recorded a receivable related to our pending insurance claim amounts as of December 31, 2024. There is no assurance as to when this property will be rebuilt or the performance of this property upon completion or stabilization. The casualty loss was completely offset in our consolidated statements of operations by such expected recovery. Any amount of insurance recovery related to the property damage in excess of the casualty loss incurred is considered a gain contingency, and would be recognized upon final settlement of the claims.

Summary of Purchase Price Allocation for Acquisitions
The following table summarizes the purchase price allocation for the real estate related assets acquired during the year ended
De
cember 31, 2024 (in thousands):

Acquisition	Acquisition Date	Occupancy Upon Acquisition (1)	Real Estate Assets	Intangibles	Total (2)	2024 Revenue (3)	2024 Net Operating Income (3)(4)
Colorado Springs II	4/10/2024	86%	$9,841	$675	$10,516	$693	$428
Spartanburg	7/16/2024	94%	12,831	401	13,232	519	289
Miami	9/24/2024	96%	30,408	753	31,161	410	228
Nantucket	11/20/2024	91%	9,239	348	9,587	73	56
Aurora V	12/11/2024	85%	14,067	600	14,667	77	35
San Jose	12/19/2024	98%	19,077	539	19,616	53	29
Washington, DC	12/19/2024	88%	17,598	694	18,292	48	26
Ladera Ranch (5)	12/20/2024	94%	67,498	2,532	70,030	158	116

			$180,559	$6,542	$187,101	$2,031	$1,207

(1)	Represent the approximate occupancy percentage of the property at the time of acquisition.
(2)	The allocation noted above is based on a determination of the relative fair value of the total consideration provided and represents the amount paid including capitalized acquisition costs.
(3)	The operating results of the self storage properties acquired have been included in our consolidated statements of operations since their acquisition dates.
(4)	Net operating income excludes corporate general and administrative expenses, interest expense, depreciation, amortization and acquisition related expenses.
(5)	See Note 5 – Debt, for additional information pertaining to a loan issued in connection with the acquisition of this self storage property.